INCOME TAXES - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Net income (including non-controlling interests)	$ 5,330	$ 4,575	$ 1,734
Income tax expense (benefit)	(349)	432	986
Income (loss) before tax	4,981	5,007	2,720
Tax expense (benefit) at the statutory rates applicable to profits (losses) in the countries	1,043	1,407	677
Permanent items	(421)	(522)	(5,940)
Rate changes	0	(94)	593
Net change in measurement of deferred tax assets	(1,301)	(281)	5,344
Tax effects of foreign currency translation	(47)	(157)	73
Tax credits	(17)	(66)	(21)
Other taxes	151	90	126
Others	243	55	134
Total income tax expense (benefit)	$ (349)	$ 432	$ 986